DEBENTURES	12 Months Ended
Dec. 31, 2018
Notes Payable [Abstract]
DEBENTURES
NOTE 10       -       DEBENTURES

A.	Composition by Repayment Schedule:

	As of December 31, 2018
	Interest rate	2019	2020	2021	2022	2023	Total
Debentures Series G (see B below)	2.79%	$--	$35,676	$35,676	$35,676	$17,839	$124,867
Total outstanding principal amounts of debentures		$--	$35,676	$35,676	$35,676	$17,839	$124,867
Accretion of carrying amount to principal amount							(4,697)
Carrying amount							$120,170

	As of December 31, 2017
	Interest rate	2018	2019	2020	2021	2022	2023	Total
Debentures Series G (see B below)	2.79%	$--	$--	$38,568	$38,568	$38,568	$19,283	$134,987
Jazz’s Notes (see C below)	8%	58,307	--	--	--	--	--	58,307
Total outstanding principal amounts of debentures		$58,307	$--	$38,568	$38,568	$38,568	$19,283	$193,294
Accretion of carrying amount to principal amount								(11,629)
Carrying amount								$181,665

B.	Debentures Series G

In June 2016, Tower raised approximately $115,000 through the issuance of long-term unsecured non-convertible debentures (“Series G Debentures”).

The Series G Debentures are payable in seven semi-annual consecutive equal installments from March 2020 to March 2023 and carrying an annual interest rate of 2.79%, payable semi-annually. The principal and interest amounts are denominated in NIS and are not linked to any index or to any other currency. The Company entered into hedging transactions to mitigate the foreign exchange rate differences on the principal and interest using a cross currency swap.

As of December 31, 2018 and 2017, the outstanding principal amount of Series G Debentures was NIS 468,000 (approximately $125,000 and $135,000 as of December 31, 2018 and December 31, 2017, respectively), with related hedging transactions net asset fair value of $4,951 and $16,455, respectively. The fair value decrease in 2018 and 2017 is attributed to the appreciation of the USD against the NIS (see Note 12D).

The Series G Debentures’ indenture includes customary financial and other terms and conditions, including a negative pledge and financial covenants. As of December 31, 2018, the Company was in compliance with all of the financial covenants under the indenture.

C.	Jazz 2014 Notes

In March 2014, Jazz issued unsecured convertible senior notes due December 2018 (the “2014 Notes” or the “Jazz Notes”).

As of December 31, 2017, approximately $58,000, principal amount of these 2014 Notes was outstanding.  During 2018, all the holders of the 2014 Notes converted their notes to approximately 5.8 million ordinary shares of Tower, and as a result, as of December 31, 2018, no such Jazz Notes were outstanding.